Leases (Details 2) - Farmlands [Member] - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about property, plant and equipment [line items]
future aggregate minimum lease proceeds under non-cancellable operating leases	$ 107	$ 6	$ 14
Less Than 1 Year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
future aggregate minimum lease proceeds under non-cancellable operating leases	27	6	14
Later Than One Year And Not Later Than Five Years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
future aggregate minimum lease proceeds under non-cancellable operating leases	72
Later Than Five Years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
future aggregate minimum lease proceeds under non-cancellable operating leases	$ 8